                        SUPPLEMENT DATED AUGUST 7, 2003
                               TO THE PROSPECTUS
                         OF EACH FUND INDICATED BELOW

Background

  The Job and Growth Tax Relief Reconciliation Act of 2003 (the "Act") changes the United States federal income taxation of dividends received by individuals. This supplement updates the statements in the section entitled "Dividends, distributions and taxes" of this Prospectus, which were prepared before the Act became law on May 28, 2003.

Changes to Taxation of Dividends

  Dividends received by individuals, trusts and estates from U.S. corporations and certain foreign corporations are generally subject to tax at reduced rates, which are equal to the rates applicable to long-term capital gains and are lower than ordinary income tax rates. The maximum rate applicable to such dividends is 15%.

  The percentage of a dividend from a mutual fund that will be eligible for the lower rates, however, is equal to the percentage of the mutual fund's "gross income" that is attributable to qualifying dividends (i.e., dividends from U.S. corporations or certain qualifying foreign corporations). Thus, to the extent the mutual fund's "gross income" is attributable to other sources, such as taxable interest, short-term capital gains, foreign currency gains, fees from securities lending transactions, most distributions from real estate investment trusts or dispositions of section 1256 contracts, a dividend from the mutual fund will not be eligible for the lower rates. Nonetheless, the Act provides that if at least 95 percent of the mutual fund's gross income is from qualifying dividends, then 100% of its dividends will be eligible for the lower rates. For these purposes, a mutual fund's "gross income" does not include gain from the disposition of stock or securities except to the extent the net short-term capital gain from such sales exceeds the net long-term capital loss from such sales.

  The Act also provides that if an individual receives a dividend qualifying for the lower rates and such dividend constitutes an "extraordinary dividend", and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the "extraordinary dividend" was paid, then the loss will be long-term capital loss to the extent of such "extraordinary dividend." An "extraordinary dividend" for this purpose is a dividend in an amount in excess of 5% of the taxpayer's tax basis in a share of preferred stock, and an amount in excess of 10% of the taxpayer's basis in a share of common stock.

  The Act does not change the taxation of capital gain distributions, except that the Act lowers the tax rates generally applicable to long-term capital gains realized on or after May 6, 2003 by individuals, trusts and estates. The maximum rate applicable to long-term capital gains for individuals was reduced from 20% to 15%.

  We will send you information after the end of each year setting forth the amount of dividends paid by us that qualifies for the reduced rates.

Effective Dates of the Act

  The Act is generally effective for tax years beginning after December 31, 2002, through tax years beginning on or before December 31, 2008.

             SMITH BARNEY AGGRESSIVE GROWTH FUND
               INC.                              December 30, 2002,
                                                 As Revised
                                                 January 27, 2003
             SMITH BARNEY ALLOCATION SERIES INC. May 30, 2003
                BALANCED PORTFOLIO
                GLOBAL PORTFOLIO
                GROWTH PORTFOLIO
                HIGH GROWTH PORTFOLIO
             SMITH BARNEY APPRECIATION FUND INC. April 30, 2003
             SMITH BARNEY EQUITY FUNDS           May 31, 2003
                SMITH BARNEY SOCIAL AWARENESS
                  FUND
             SMITH BARNEY FUNDAMENTAL VALUE
               FUND INC.                         January 28, 2003
             SMITH BARNEY FUNDS, INC.
                SMITH BARNEY LARGE CAP VALUE
                  FUND                           April 30, 2003

            SMITH BARNEY INCOME FUNDS
               SMITH BARNEY BALANCED FUND         November 28, 2002
               SMITH BARNEY CAPITAL AND INCOME
                 FUND                             April 30, 2003
               SMITH BARNEY CONVERTIBLE FUND      November 28, 2002
            SMITH BARNEY INVESTMENT FUNDS INC.
               SMITH BARNEY GROUP SPECTRUM FUND   January 28,2003
               SMITH BARNEY HANSBERGER GLOBAL
                 VALUE FUND                       August 28, 2002
               SMITH BARNEY PREMIER SELECTIONS
                 ALL CAP GROWTH FUND              August 28, 2002
               SMITH BARNEY PREMIER SELECTIONS
                 GLOBAL GROWTH FUND               August 28, 2002
               SMITH BARNEY PREMIER SELECTIONS
                 LARGE CAP FUND                   August 28, 2002
               SMITH BARNEY SMALL CAP VALUE
                 FUND                             January 28, 2003
               SMITH BARNEY SMALL CAP GROWTH
                 FUND                             January 28, 2003
            SMITH BARNEY INVESTMENT SERIES        February 28, 2003
               SMITH BARNEY GROWTH AND INCOME
                 FUND
               SMITH BARNEY INTERNATIONAL FUND
               SMITH BARNEY LARGE CAP CORE FUND
            SMITH BARNEY INVESTMENT TRUST
               SMITH BARNEY CLASSIC VALUES FUND   February 10, 2003
               SMITH BARNEY LARGE CAPITALIZATION
                 GROWTH FUND                      March 28, 2003
               SMITH BARNEY MID CAP CORE FUND     March 28, 2003
               SMITH BARNEY S&P 500 INDEX FUND    April 30, 2003
            SMITH BARNEY SECTOR SERIES FUND INC.  February 28, 2003
               SMITH BARNEY FINANCIAL SERVICES
                 FUND
               SMITH BARNEY HEALTH SCIENCES
                 FUND
               SMITH BARNEY TECHNOLOGY FUND
            SMITH BARNEY SMALL CAP CORE FUND,
              INC.                                April 30, 2003

             SMITH BARNEY TRUST II
                SMITH BARNEY DIVERSIFIED LARGE
                  CAP GROWTH FUND                 February 28, 2003
                SMITH BARNEY INTERNATIONAL LARGE
                  CAP FUND                        April 30, 2003
                SMITH BARNEY SMALL CAP GROWTH
                  OPPORTUNITIES FUND              February 28, 2003
             SMITH BARNEY WORLD FUNDS, INC.       February 28, 2003
                INTERNATIONAL ALL CAP GROWTH
                  PORTFOLIO

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